Notes Related to the Consolidated Statement of Income(Loss) - Summary of Detailed Information of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 5,283	€ 4,447	€ 3,364
Research tax credit [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	3,915	4,375	3,187
Subsidies [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	294
Other Income [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 1,074	€ 72	€ 178